Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act, we provide the following disclosure regarding the executive compensation of our current and former principal executive officers (“PEOs”) and current and former
Non-PEO
named executive officers
(“Non-PEO
NEOs”) and Global Indemnity performance for the fiscal years listed below. The amount of “Compensation Actually Paid” shown below was prepared in accordance with Item 402(v) of Regulation
S-K.
The
Nom-Comp
Committee did not consider Compensation Actually Paid when determining named executive officer compensation. For a discussion of how the
Nom-Comp
Committee seeks to align pay with performance when making executive compensation decisions, please refer to “Executive Compensation—Compensation Discussion and Analysis.”

									Value of Initial Fixed $100 Investment Based on: (c)
Year	Summary Compensation Table Total for PEO (Brown) (a) ($)	Summary Compensation Table Total for PEO (Charlton) (a) ($)	Summary Compensation Table Total for PEO (Valko) (a) ($)	Compensation Actually Paid to PEO (Brown) (a) (b) ($)	Compensation Actually Paid to PEO (Charlton) (a) (b) ($)	Compensation Actually Paid to PEO (Valko) (a) (b) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (a) ($)	Average Compensation Actually Paid to Non-PEO NEOs (a) (b) ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income ($)	Underwriting Income (d) ($M)
2025	4,001,790	—	—	3,507,290	—	—	765,783	485,112	109	189	25,333,000	7.331
2024	4,120,179	—	—	3,070,179	—	—	821,670	827,767	138	179	43,241,000	17.822
2023	3,016,678	—	—	4,037,678	—	—	596,635	563,361	124	144	25,429,000	3.022
2022	792,898	1,153,050	—	739,898	1,153,050	—	602,575	552,400	89	133	(850,000)	8.324
2021	—	1,425,901	258,506	—	1,424,901	258,506	873,077	571,026	92	125	29,354,000	(10.38)

(a)
Our PEOs were as follows: (1) Ms. Valko and David S. Charlton were our PEOs for 2021; (2) Joseph W. Brown and Mr. Charlton were our PEOs for 2022; and (3) Mr. Brown was our PEO for 2023, 2024 and 2025. Ms. Valko was our Chief Executive Officer for part of 2021 until her retirement in January 2021. Ms. Valko was succeeded by Mr. Charlton, who served as our Chief Executive for the remainder of 2021 and part of 2022. Mr. Charlton departed the Company in October 2022 and was succeeded by Mr. Brown, who served as our Chief Executive Officer for the remainder of 2022 and thereafter.

The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025
Jonathan E. Oltman	Jonathan E. Oltman	Jonathan E. Oltman	Thomas M. McGeehan	Brian J. Riley
Thomas M. McGeehan	Thomas M. McGeehan	Thomas M. McGeehan	Brian J. Riley
Thomas P. Gibbons	Thomas P. Gibbons	Thomas P. Gibbons	William Balderston V
Reiner R. Mauer	Reiner R. Mauer	David C. Elliott	Alan D. Hirst
	David C. Elliott	Stanley K. Lam	Stanley K. Lam

(b)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for our PEO and
Non-PEO
NEOs as set forth below. Equity values were calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards and Option Awards” column are the totals (or, in the case of the
Non-PEO
NEOs, the average of the totals) from the “Stock Awards” and “Option Awards” columns set forth in the Summary Compensation Table. Our named executive officers do not participate in any defined benefit pension plans or deferred compensation plans sponsored by us.

PEO (Brown)
Year	Summary Compensation Table Total ($)	Exclusion of Stock Awards and Option Awards ($)	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in a Prior Year ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During Year ($)	Fair Value at Last Day of Prior Year of Equity Awards Granted in a Prior Year Forfeited During Year ($)	Compensation Actually Paid ($)
2025	4,001,790	(494,500)	—	—	—	—	—	3,507,290

Non-PEO NEOs
Year	Average Summary Compensation Table Total ($)	Average Exclusion of Stock Awards and Option Awards ($)	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in a Prior Year ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During Year ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Granted in a Prior Year Forfeited During Year ($)	Average Compensation Actually Paid ($)
2025	765,783	—	—	(254,005)	—	(26,665)	—	485,112

(c)
The Peer Group TSR, as defined below, set forth in this table utilizes the Nasdaq Insurance Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in Global Indemnity and in the Nasdaq Insurance Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(d)
We determined underwriting income to be the most important financial performance measure used to link Global Indemnity performance to Compensation Actually Paid to our PEO and
Non-PEO
NEOs for our fiscal year ended December 31, 2025. Underwriting income equals earned premiums less losses, loss adjustment expenses, commission expenses and other underwriting expenses. Underwriting income may not be the most important financial performance measure for each fiscal year and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Underwriting Income
Named Executive Officers, Footnote
The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025
Jonathan E. Oltman	Jonathan E. Oltman	Jonathan E. Oltman	Thomas M. McGeehan	Brian J. Riley
Thomas M. McGeehan	Thomas M. McGeehan	Thomas M. McGeehan	Brian J. Riley
Thomas P. Gibbons	Thomas P. Gibbons	Thomas P. Gibbons	William Balderston V
Reiner R. Mauer	Reiner R. Mauer	David C. Elliott	Alan D. Hirst
	David C. Elliott	Stanley K. Lam	Stanley K. Lam

Peer Group Issuers, Footnote
(c)
The Peer Group TSR, as defined below, set forth in this table utilizes the Nasdaq Insurance Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in Global Indemnity and in the Nasdaq Insurance Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote

PEO (Brown)
Year	Summary Compensation Table Total ($)	Exclusion of Stock Awards and Option Awards ($)	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in a Prior Year ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During Year ($)	Fair Value at Last Day of Prior Year of Equity Awards Granted in a Prior Year Forfeited During Year ($)	Compensation Actually Paid ($)
2025	4,001,790	(494,500)	—	—	—	—	—	3,507,290

Non-PEO NEOs
Year	Average Summary Compensation Table Total ($)	Average Exclusion of Stock Awards and Option Awards ($)	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in a Prior Year ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During Year ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Granted in a Prior Year Forfeited During Year ($)	Average Compensation Actually Paid ($)
2025	765,783	—	—	(254,005)	—	(26,665)	—	485,112

Non-PEO NEO Average Total Compensation Amount	$ 765,783	$ 821,670	$ 596,635	$ 602,575	$ 873,077
Non-PEO NEO Average Compensation Actually Paid Amount	$ 485,112	827,767	563,361	552,400	571,026
Adjustment to Non-PEO NEO Compensation Footnote

PEO (Brown)
Year	Summary Compensation Table Total ($)	Exclusion of Stock Awards and Option Awards ($)	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in a Prior Year ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During Year ($)	Fair Value at Last Day of Prior Year of Equity Awards Granted in a Prior Year Forfeited During Year ($)	Compensation Actually Paid ($)
2025	4,001,790	(494,500)	—	—	—	—	—	3,507,290

Non-PEO NEOs
Year	Average Summary Compensation Table Total ($)	Average Exclusion of Stock Awards and Option Awards ($)	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in a Prior Year ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During Year ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Granted in a Prior Year Forfeited During Year ($)	Average Compensation Actually Paid ($)
2025	765,783	—	—	(254,005)	—	(26,665)	—	485,112

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid versus Global Indemnity and Peer Group Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs and Global Indemnity’s and the Nasdaq Insurance Index’s cumulative TSR over the five most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid versus Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average Compensation Actually Paid to our
Non-PEO
NEOs and our Net Income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid versus Underwriting Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs and underwriting income during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid versus Global Indemnity and Peer Group Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs and Global Indemnity’s and the Nasdaq Insurance Index’s cumulative TSR over the five most recently completed fiscal years.

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The Company’s executive compensation program supports our long-term strategy by tying the majority of pay to performance-based compensation.
The three items listed below represent an unranked list of the most important performance metrics used by the Company for linking Compensation Actually Paid to the NEOs for 2025 and Company performance, as further described in “Executive Compensation—Compensation Discussion and Analysis.”

•	Underwriting Income

•	Gross Written Premiums

•	Ratio of Actual to Planned Gross Written Premiums

Total Shareholder Return Amount	$ 109	138	124	89	92
Peer Group Total Shareholder Return Amount	189	179	144	133	125
Net Income (Loss)	$ 25,333,000	$ 43,241,000	$ 25,429,000	$ (850,000)	$ 29,354,000
Company Selected Measure Amount	7,331,000	17,822,000	3,022,000.000	8,324,000	(10,380,000)
Measure:: 1
Pay vs Performance Disclosure
Name	Underwriting Income
Measure:: 2
Pay vs Performance Disclosure
Name	Gross Written Premiums
Measure:: 3
Pay vs Performance Disclosure
Name	Ratio of Actual to Planned Gross Written Premiums
Joseph W. Brown [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,001,790	$ 4,120,179	$ 3,016,678	$ 792,898
PEO Actually Paid Compensation Amount	$ 3,507,290	$ 3,070,179	$ 4,037,678	$ 739,898
PEO Name	Mr. Brown	Mr. Brown	Mr. Brown	Joseph W. Brown
David S. Charlton [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 1,153,050	$ 1,425,901
PEO Actually Paid Compensation Amount				$ 1,153,050	$ 1,424,901
PEO Name				Mr. Charlton	David S. Charlton
Cynthia Y. Valko [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 258,506
PEO Actually Paid Compensation Amount					$ 258,506
PEO Name					Ms. Valko
PEO | Joseph W. Brown [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (494,500)
PEO | Joseph W. Brown [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Joseph W. Brown [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Joseph W. Brown [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Joseph W. Brown [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Joseph W. Brown [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(254,005)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(26,665)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0